Consolidated Statement of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Cash flows from (used in) operating activities [abstract]
Profit/(loss) for the period		$ (110,070)		$ 1,383	[1],[2],[3]	$ 204,049	[1],[2],[3]
Adjustments for:		289,311		225,527	[3]	205,457	[3]
Depreciation of tangible assets (Note 8)		270,582		229,777	[3]	227,664	[3]
Depreciation of intangible assets		111		95	[3]	99	[3]
Impairment on non-current assets held for sale (Note 3)		2,995		0	[3]	0	[3]
Loss (gain) on disposal of investments in equity accounted investees (Note 24)		0		0	[3]	24,150	[3]
Provisions		(42)		(160)	[3]	(603)	[3]
Income tax (benefits)/expenses (Note 7)		239		(1,358)	[3]	(174)	[3]
Share of profit of equity-accounted investees, net of tax (Note 25)		(16,076)		(30,082)	[3]	(40,495)	[3]
Net finance expenses (Note 6)		74,389		43,463	[3]	44,839	[3]
(Gain)/loss on disposal of assets (Note 8)		(18,865)		(15,511)	[3]	(50,395)	[3]
Equity-settled share-based payment transactions (Note 5)		37		313	[3]	406	[3]
Amortization of deferred capital gain		(1,000)		(1,010)	[3]	(34)	[3]
Gain on bargain purchase (Note 24)		(23,059)		0	[1],[3]	0	[1],[3]
Changes in working capital requirements		(114,533)		22,083	[3]	38,487	[3]
Change in cash guarantees		33		(52)	[3]	107	[3]
Change in trade receivables (Note 11)		(23,589)		5,938	[3]	(755)	[3]
Change in accrued income (Note 11)		(6,393)		(1,499)	[3]	21,049	[3]
Change in deferred charges (Note 11)		(3,413)		(3,648)	[3]	239	[3]
Change in other receivables (Note 10-11)		(77,876)		28,773	[3]	35,905	[3]
Change in trade payables (Note 17)		(8,181)		1,165	[3]	(6,817)	[3]
Change in accrued payroll (Note 17)		(11,000)		1,014	[3]	(138)	[3]
Change in accrued expenses (Note 17)		18,839		(6,727)	[3]	(7,547)	[3]
Change in deferred income (Note 17)		(2,265)		(3,726)	[3]	(3,591)	[3]
Change in other payables (Note 17)		(1,304)		18	[3]	(226)	[3]
Change in provisions for employee benefits (Note 16)		616		827	[3]	261	[3]
Income taxes paid during the period		(67)		11	[3]	(100)	[3]
Interest paid (Note 6-18)		(67,209)		(39,595)	[3]	(33,378)	[3]
Interest received (Note 6-11)		3,409		636	[3]	209	[3]
Dividends received from equity-accounted investees (Note 25)		0		1,250	[3]	23,478	[3]
Net cash from (used in) operating activities		841		211,295	[3]	438,202	[3]
Cash flows from (used in) investing activities [abstract]
Acquisition of vessels (Note 8)		(237,476)		(176,687)	[3]	(342,502)	[3]
Proceeds from the sale of vessels (Note 8)		26,762		96,880	[3]	223,016	[3]
Acquisition of other tangible assets and prepayments (Note 8)		(588)		(1,203)	[3]	(178)	[3]
Acquisition of intangible assets		(1)		(11)	[3]	(18)	[3]
Proceeds from the sale of other (in)tangible assets		0		29	[3]	38	[3]
Loans from (to) related parties (Note 25)		134,097		40,750	[3]	22,047	[3]
Proceeds from capital decreases in joint ventures (Note 25)		0		0	[3]	3,737	[3]
Acquisition of subsidiaries or from business combinations, net of cash acquired (Note 24)		126,288		0	[3]	(6,755)	[3]
Proceeds from sale of subsidiaries (Note 24)		140,960		0	[3]	0	[3]
Net cash from (used in) investing activities		190,042		(40,242)	[3]	(100,615)	[3]
Cash flows from (used in) financing activities [abstract]
(Purchase of) Proceeds from sale of treasury shares (Note 13)		(1,661)		0	[3]	(6,157)	[3]
Proceeds from new borrowings (Note 15)		983,882		526,024	[3]	740,286	[3]
Repayment of borrowings (Note 15)		(1,115,894)		(710,993)	[3]	(774,015)	[3]
Transaction costs related to issue of loans and borrowings (Note 15)		(3,849)		(5,874)	[3]	(4,436)	[3]
Dividends paid (Note 13)		(22,643)		(44,133)	[3]	(216,838)	[3]
Net cash from (used in) financing activities		(160,165)		(234,976)	[3]	(261,160)	[3]
Net increase (decrease) in cash and cash equivalents		30,718		(63,923)	[3]	76,427	[3]
Net cash and cash equivalents at the beginning of the period (Note 12)	[3]	143,648	[4]	206,689		131,663
Effect of changes in exchange rates		(1,233)		882	[3]	(1,401)	[3]
Net cash and cash equivalents at the end of the period (Note 12)		173,133		143,648	[3],[4]	206,689	[3]
Net cash and cash equivalents at the end of the period (Note 12) of which restricted cash		$ 79		$ 115	[3]	$ 146	[3]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[3]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[4]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.